UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
             Washington, D.C. 20549

                    Form 13F

              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment  [  ]; Amendment Number:

     This Amendment (Check only one.):
                                                [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Baskin Financial Services Inc
Address: 95 St. Clair Ave West, Toronto ON  M4V 1N6

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     David P. Baskin
Title:    President

Phone:    416-969-9540

Signature, Place, and Date of Signing:

  /s/ David P. Baskin       Toronto, ON        January 30, 2012

  -----------------------------      -------------        ----------------
          [Signature]                [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

        Form 13F Information Table Entry Total:                       32

        Form 13F Information Table Value Total:            127136 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

Baskin Financial Services Inc
                                                             FORM 13F
                                                           December 31, 2011


NAME OF ISSUER                                  TITLE OF CLCUSIP        VALUE (x100SHRS/PRN AMTSH/PRN   O/M INVEST. DIVOTING AU
Abbott Laboratories                             CS               2824100       2312       40477SH           SOLE      None
Archer-Daniels-Midland Co                       CS              39483102       1506       51825SH           SOLE      None
Bank of Montreal                                CS              63671101        611       10929SH           SOLE      None
Bank of Nova Scotia                             CS              64149107       8116      159703SH           SOLE      None
Barrick Gold Corp                               CS              67901108       5163      111927SH           SOLE      None
BCE Inc.                                        CS            05534B760        9419      221788SH           SOLE      None
Brookfield Asset Management                     CS             112585104       7310      260792SH           SOLE      None
Brookfield Infrastructure Partners LP           CS            G16252101        6176      219431SH           SOLE      None
Cameco Corp.                                    CS            13321L108        3017      163963SH           SOLE      None
Canadian National Railway                       CS             136375102         98        1217SH           SOLE      None
Canadian Natural Resources                      CS             136385101       5911      155018SH           SOLE      None
Canadian Pacific Railway                        CS            13645T100        4369       63331SH           SOLE      None
Cisco Systems                                   CS            17275R102        1618       88175SH           SOLE      None
Kraft Foods Inc. Cls. A                         CS            50075N104        1785       47050SH           SOLE      None
Manulife Financial Corp.                        CS            56501R106        2078      191701SH           SOLE      None
Methanex Corp.                                  CS            59151K108        3034      130240SH           SOLE      None
Microsoft Corp.                                 CS             594918104       3540      134358SH           SOLE      None
Molson Coors Brewing Cls. B                     CS            60871R209        2272       51358SH           SOLE      None
Northern Dynasty Minerals                       CS            66510M204          93       15120SH           SOLE      None
Potash Corp. Sask                               CS            73755L107        5363      127375SH           SOLE      None
Progressive Waste Solutions                     CS            74339G101        4650      233295SH           SOLE      None
Rogers Communications Inc. Cls B                CS             775109200       6805      173383SH           SOLE      None
Royal Bank of Canada                            CS             780087102       5732      110308SH           SOLE      None
SABESP Corp. (Brazil)                           CS            20441A102        1814       32150SH           SOLE      None
Suncor Energy                                   CS             867224107       5224      177886SH           SOLE      None
Talisman Energy Inc.                            CS            87425E103        2499      192597SH           SOLE      None
Teck Resources Limited                          CS             878742204       3684      102576SH           SOLE      None
Telus Corp                                      CS            87971M202        6452      112008SH           SOLE      None
Teva Pharmaceuticals                            CS             881624209       1568       38300SH           SOLE      None
Tim Hortons                                     CS            88706M103        5925      120114SH           SOLE      None
Toronto Dominion Bank                           CS             891160509       1115       14614SH           SOLE      None
TransCanada Corp.                               CS            89353D107        7877      176932SH           SOLE      None
